SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2022
Property and Equipment	$ 6,313		$ 4,827
Accounts Receivable	620		620
Cash	174,477	$ 437,126	128,629
Impairment of intangibles		60,700
Property and Equipment	$ 6,313	8,361	4,827
Description of acquried purchase assets	through its acquisitions in 2020
Inventory	$ 0	72,686
Unrealized gain (loss) on investments	0	(60,932)
Cash paid for fixed assets	(2,331)
Acquired of assets purchase	6,030
Goodwill impairment	$ 5,881	5,881
Minimum
Estimated useful life	7 years
Maximum
Estimated useful life	5 years
Computer Equipment and Software
Property and Equipment			$ 2,331
Estimated useful life	3 years
Computer Equipment and Software | Minimum
Estimated useful life	5 years
Computer Equipment and Software | Maximum
Cash		$ 32,350
Stock issued of oilex		40,416,917
Fair value of stock price		$ 0.004
Accrued interest forgiveness		$ 231,317
Fair value of oilex shares		52,510
Outstanding payables		25,201
Remaining related party amount		$ 171,478